DERIVATIVE LIABILITY WARRANTS (Details - Fair value) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Financial liabilities fair value disclosure	$ 169,125	$ 359,250
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial liabilities fair value disclosure	81,000	165,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial liabilities fair value disclosure	$ 88,125	$ 194,250